Jacob Internet Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 100.5%	Shares	Value
Arrangement of Transportation of Freight & Cargo - 3.0%
Freightos Ltd. (a)	724,957	$1,522,410

Auto Dealers & Gasoline Stations - 2.1%
TrueCar, Inc. (a)	733,000	1,062,850

Business Services, nec - 18.0%
Coinbase Global, Inc. - Class A (a)	9,200	2,268,904
comScore, Inc. (a)	83,750	384,413
Grab Holdings Ltd. - Class A (a)	230,000	1,120,100
OptimizeRx Corp. (a)	354,902	4,308,510
Zhihu, Inc. - ADR (a)(b)	246,000	939,720
		9,021,647

Calculating and Accounting Machines (No Electronic Computers) - 4.3%
Cantaloupe, Inc. (a)	255,200	2,136,024

Communications Equipment - 5.0%
Powerfleet, Inc. NJ (a)	554,918	2,524,877

Computer Peripheral Equipment - 2.2%
Identiv, Inc. (a)	337,726	1,104,364

Computer Processing & Data Preparation - 8.4%
Doximity, Inc. - Class A (a)	42,100	2,192,989
HUYA, Inc. - ADR	146,800	556,372
Nextdoor Holdings, Inc. (a)	947,100	1,449,063
		4,198,424

Computer Programming, Data Processing, Etc. - 20.4%
Braze, Inc. - Class A (a)	73,650	2,710,320
Cloudflare, Inc. - Class A (a)	13,000	2,156,570
Confluent, Inc. - Class A (a)	93,800	2,160,214
MongoDB, Inc. (a)	11,277	2,129,436
Snap, Inc. - Class A (a)	135,000	1,113,750
		10,270,290

Finance Services - 9.3%
Block, Inc. (a)	42,000	2,593,500
NU Holdings Ltd. - Class A (a)	80,000	960,800
SoFi Technologies, Inc. (a)	83,900	1,115,870
		4,670,170

Miscellaneous Amusement & Recreation - 9.8%
DraftKings, Inc. - Class A (a)	75,200	2,698,176
Flutter Entertainment PLC (a)	1,000	252,700
Inspired Entertainment, Inc. (a)	250,043	1,955,336
		4,906,212

Patent Owners & Lessors - 2.3%
Immersion Corp.	153,111	1,151,395

Personal Services - 3.2%
WM Technology, Inc. (a)	1,534,662	1,596,048

Real Estate - 9.7%
Porch Group, Inc. (a)	270,900	2,470,608
Zillow Group, Inc. - Class C (a)	35,675	2,394,149
		4,864,757

Semiconductors & Related Devices - 2.8%
Atomera, Inc. (a)(b)	102,100	627,915
Impinj, Inc. (a)	6,950	792,926
		1,420,841
TOTAL COMMON STOCKS (Cost $43,623,753)		50,450,309

SHORT-TERM INVESTMENTS - 1.7%		Value
Investments Purchased with Proceeds from Securities Lending - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.23% (b)(c)	761,413	761,413

Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.23% (c)	111,791	111,791
TOTAL SHORT-TERM INVESTMENTS (Cost $873,204)		873,204

TOTAL INVESTMENTS - 102.2% (Cost $44,496,957)		51,323,513
Liabilities in Excess of Other Assets - (2.2)%		(1,087,947)
TOTAL NET ASSETS - 100.0%		$50,235,566
two		–%
Percentages are stated as a percent of net assets.		–%

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $721,338 which represented 1.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Jacob Internet Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	50,450,309	–	–	50,450,309
Investments Purchased with Proceeds from Securities Lending	761,413	–	–	761,413
Money Market Funds	111,791	–	–	111,791
Total Investments	51,323,513	–	–	51,323,513

Refer to the Schedule of Investments for further disaggregation of investment categories.